Trade receivables - Aging Analysis of Trade Receivables (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of provision matrix [line items]
Allowance for expected credit losses	R$ (188,072)	R$ (151,114)	R$ (111,969)	R$ (89,173)
Total	2,708,540	1,834,353
Previously stated
Disclosure of provision matrix [line items]
Allowance for expected credit losses		(151,182)
Not past due
Disclosure of provision matrix [line items]
Trade receivables	2,089,543	1,534,224
1 to 60 days
Disclosure of provision matrix [line items]
Trade receivables	169,556	93,436
61 to 180 days
Disclosure of provision matrix [line items]
Trade receivables	359,958	240,320
181 to 365 days
Disclosure of provision matrix [line items]
Trade receivables	90,734	7,157
Over 365 days
Disclosure of provision matrix [line items]
Trade receivables	R$ 186,821	R$ 110,398